FINANCIAL ASSETS AND LIABILITIES - Summary of Changes in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS AND LIABILITIES
Beginning Balance	R$ 45,659,037		R$ 42,249,460
Business combination (Note 8.3)	12,825
Proceeds	23,886,960	[1]	12,548,547
Repayment of principal	(15,278,378)	[1]	(9,925,067)
Payment of interest on loans, borrowings and debentures	(3,441,978)		(2,321,868)	R$ (1,782,976)
Interest, exchange rate and fair value	2,148,750		3,107,965
Ending balance	R$ 52,987,216		R$ 45,659,037	R$ 42,249,460

[1]	The presented values are primarily attributable to borrowings obtained in connection with the acquisition of Vale’s shares. See Note 1.3.